Derivative Financial Instruments (Table)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of changes in fair value

Changes in fair value	Interest rate swap	Forward – fuel	Option fuel	Forward – foreign currency	Conversion right debentures	Total

At December 31, 2022	(179,170)	(28,701)	—	235,246	(116,971)	(89,596)
Gains (losses) recognized in result	(34,075)	(168,378)	13,796	(24,552)	(25,249)	(238,458)
Payment (receipts)	213,245	136,977	(1,530)	(210,694)	—	137,998
Restructuring (a)	—	—	—	—	(346,555)	(346,555)
At December 31, 2023	—	(60,102)	12,266	—	(488,775)	(536,611)

Gains (losses) recognized in result	—	(108,435)	(10,871)	—	437,035	317,729
Payments (receipts)	—	103,162	(1,395)	—	—	101,767
At December 31, 2024	—	(65,375)	—	—	(51,740)	(117,115)

Obligations with current derivative financial instruments	—	—	—	—	—	—
Non-current convertible instruments	—	—	—	—	(51,740)	(51,740)
	—	(65,375)	—	—	(51,740)	(117,115)

(a)Refers to the effects of the extinction and reconstitution of the right of conversion.

Changes in fair value	Options – foreign currency	Interest rate swap	Forward – fuel	Forward – foreign currency	Conversion right (debentures)	Total

At December 31, 2021	—	(213,257)	9,383	270,640	(636,786)	(570,020)
Gains (losses) recognized in result	—	33,519	440,065	(35,394)	519,815	958,005
Payment in cash	—	568	(478,149)	—	—	(477,581)
At December 31, 2022	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)

Rights with current derivative financial instruments	—	27,349	8,705	—	—	36,054
Rights with non-current derivative financial instruments	—	—	650	235,246	—	235,896
Obligations with current derivative financial instruments	—	(31,603)	(37,762)	—	—	(69,365)
Obligations with non-current derivative financial instruments	—	(174,916)	(294)	—	—	(175,210)
Long-term loans and financing	—	—	—	—	(116,971)	(116,971)
	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)